Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Federal grants	$ 2,230,520	$ 2,523,383
Operating expenses:
Research and development	7,587,473	19,835,875
General and administrative	5,361,234	6,909,603
Total operating expenses	12,948,707	26,745,478
Loss from operations	(10,718,187)	(24,222,095)
Other income (expense):
Loss on issuance of convertible notes		(3,609,944)
Issuance costs for convertible notes		(1,137,740)
Loss on conversions and change in fair value of convertible notes	146,479	1,792,154
Issuance of liability classified warrants		(3,737,371)
Change in fair value of liability classified warrants	283,958	6,730,613
Interest expense, net	(353,945)	(109,525)
Other income and expense, net	15,420	86,223
Total other income (expense), net	91,912	14,410
Net loss	(10,626,275)	(24,207,685)
Net loss attributable to noncontrolling interests	(13,201)	(35,393)
Deemed dividend related to warrants down round provision	12,937	913,204
Net loss attributable to common stockholders	$ (10,626,011)	$ (25,085,496)
Net loss per basic and diluted share:
Net loss per share attributable to common stockholders, basic	$ (4.69)	$ (139.42)
Net loss per share attributable to common stockholders, diluted	$ (4.69)	$ (139.42)
Weighted average common shares outstanding, basic	2,264,060	179,925
Weighted average common shares outstanding, diluted	2,264,060	179,925